Advances for Vessels under Construction and Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Total interest capitalized	$ 4,700	$ 2,414	$ 1,147
Contractual Obligation Due In Next Twelve Months	13,000
Vessels under construction
Property Plant And Equipment [Line Items]
Total interest capitalized	5	58	274
Zijishan B003 Newbuilding
Property Plant And Equipment [Line Items]
DWT	3,600
Contractual Obligation Due In Next Twelve Months	$ 2,370